CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of undiscounted future minimum annual lease payments
Lease Commitments
2021	$2,319
2022	1,771
2023	1,225
2024	590
2025	189
Thereafter	70
Total	$6,164